Shareholder remuneration system and earnings per share - Schedule of shareholder remuneration (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Dividends paid, ordinary shares, % of par value	10.30%	5.50%
Dividends paid, other shares (without vote, redeemable, etc.), % of par value	0.00%	0.00%
Total remuneration paid, % of par value	10.30%	5.50%
Dividends paid out of profit, % of par value	10.30%	0.00%
Dividends paid with a charge to reserves or share premium, % of par value	0.00%	5.50%
Dividend in kind, % of par value	0.00%	0.00%
Flexible payment, % of par value	0.00%	0.00%
Dividend paid, ordinary shares (in euro per share)	€ 0.0515	€ 0.0275
Dividends paid, other shares (without vote, redeemable, etc.) (in euro per share)	0	0
Total remuneration paid (in euro per share)	0.0515	0.0275
Dividends paid out of profit (in euro per share)	0.0515	0
Dividends paid with a charge to reserves or share premium (in euro per share)	0	0.0275
Dividend in kind (in euro per share)	0	0
Flexible payment (in euro per share)	€ 0	€ 0
Ordinary shares	€ 869	€ 477
Other shares (without vote, redeemable, etc.)	0	0
Total remuneration paid	869	477
Dividend paid out of profit	869	0
Dividend paid with a charge to reserves or share premium	0	477
Dividend in kind	0	0
Flexible payment	€ 0	€ 0